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                                                                 [MetLife Logo]

                              First MetLife Investors Insurance Company
                              5 Park Plaza, Suite 1900
                              Irvine, California 92614

August 2, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: First MetLife Investors Insurance Company and
    First MetLife Investors Variable Annuity Account One
    File No. 333-96777 (Class XC)
    Rule 497(j) Certification
    ____________________________________________________

Commissioners:

   On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information ("SAI"), dated
May 1, 2006, as revised July 28, 2006, to the Prospectus dated May 1, 2006, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the SAI contained in Post-Effective Amendment No.12 for the Account filed electronically with the Commission on July 28, 2006.

   If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
-------------------------
John M. Richards
Senior Counsel
Metropolitan Life
Insurance Company